Equity-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation [Text Block]
Note 15 – Equity-Based Compensation
Williams’ Plan Information
The Williams Companies, Inc. 2007 Incentive Plan (Plan) provides for Williams common-stock-based awards to both employees and nonmanagement directors. The Plan permits the granting of various types of awards including, but not limited to, stock options and restricted stock units. Awards may be granted for no consideration other than prior and future services or based on certain financial performance targets being achieved.
Williams charges us directly for compensation expense related to stock-based compensation awards based on the fair value of the awards.
Operating and maintenance expenses and Selling, general, and administrative expenses include equity-based compensation expense for the years ended December 31, 2017, 2016, and 2015 of $34 million, $20 million, and $19 million, respectively.
Williams Partners’ Plan Information
During 2014, certain employees of ACMP’s general partner received equity-based compensation through ACMP’s equity-based compensation program. These awards were converted to WPZ equity-based awards in accordance with the terms of the ACMP Merger. No additional grants of restricted common units were awarded through Williams Partners’ equity-based compensation programs and no additional grants are expected in the future. Operating and maintenance expenses and Selling, general, and administrative expenses include equity-based compensation expense related to Williams Partners’ equity-based compensation program of $5 million, $16 million, and $26 million, for the years ended December 31, 2017, 2016, and 2015, respectively. The total fair value of the restricted common units vested during 2017, 2016, and 2015 was $24 million, $34 million, and $5 million, respectively. As of December 31, 2017, there were 76 thousand nonvested units outstanding and $1 million of unrecognized compensation expense attributable to the outstanding awards which will be recognized in 2018.